Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)			5 Months Ended
	Dec. 31, 2020	Nov. 27, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 21, 2020	Feb. 09, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Line Items]
Unrecognized tax benefits	$ 1,671,000		$ 1,671,000		$ 1,671,000	$ 1,671,000	$ 1,275,000	$ 639,000
CIK_0001819810_Genesis Park Acquisition Corp [Member]
Accounting Policies [Line Items]
Cash	1,295,380		1,295,380	$ 557,200
Adjustments to additional paid in capital stock issuance costs			8,619,144
Unrecognized tax benefits	0		0	0
Accrued interest and penalties	0		0	0
Cash subject to federal depository insurance	250,000		250,000	$ 250,000
Offering costs in transaction costs on the Statement of Operations	1,021,001		1,021,001
Offering costs in transaction costs on equity	8,619,144		8,619,144
IPO [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Accounting Policies [Line Items]
Adjustments to additional paid in capital stock issuance costs	9,640,145	$ 9,640,145
Underwriting discount	3,275,524	3,275,524
Deferred underwriting fees	5,732,168	5,732,168	$ 5,732,168
Other offering costs	$ 632,453	$ 632,453
Common Class B [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	267,135